Consolidated Balance Sheets - USD ($)		Mar. 31, 2026		Mar. 31, 2025
Current Assets
Cash and cash equivalents		$ 28,175,865		$ 18,099,019
Restricted cash		368		30,413
Accounts receivable, net		931,567		1,301,335
Inventories, net		777,059		828,053
Advance to suppliers		2,179,102		301,050
Other receivables and other current assets, net		372,392		319,058
Total Current Assets		34,509,722		21,296,491
Non-current Assets
Property, plant and equipment, net		117,103		178,561
Intangible assets, net		6,328		11,808
Right-of-use assets – operating leases – related party		121,421		176,648
Total Non-current Assets		244,852		367,017
TOTAL ASSETS		34,754,574		21,663,508
Current Liabilities
Short-term borrowings		355,175		702,184
Long-term borrowings – current portion				8,781
Accounts payable		497,648		1,158,298
Refund liabilities		16,563		53,885
Contract liabilities		104,423		58,627
Accrued expenses and other liabilities		3,304,661		2,937,652
Tax payable		2,871		1,031,407
Total Current Liabilities		4,349,320		6,012,063
Non-current Liabilities
Long-term borrowings – non current portion		644,390		96,264
Total Non-current Liabilities		697,832		211,683
TOTAL LIABILITIES		5,047,152		6,223,746
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, no par value, 958,077 class A ordinary shares issued and outstanding 4 class B ordinary shares issued as of March 31, 2026 (91,756 shares issued and outstanding as of March 31, 2025)	[1]	64,125,702		44,530,601
Accumulated deficits		(34,220,402)		(28,015,317)
Accumulated other comprehensive loss		(197,878)		(1,075,522)
Total Shareholders’ Equity		29,707,422	[2]	15,439,762
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		34,754,574		21,663,508
Related Party
Current Assets
Due from related parties		2,073,369		417,563
Non-current Assets
Right-of-use assets – operating leases – related party		121,421		176,648
Current Liabilities
Operating lease liabilities – current – related party		67,979		61,229
Non-current Liabilities
Operating lease liabilities – non-current – related party		$ 53,442		$ 115,419

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.
[2]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.